Operating leases	12 Months Ended
Dec. 31, 2018
Operating leases
Operating leases

14.  Operating leases

The most significant operating leases are as follows:

a)  Aircraft and engine rent. At December 31, 2018, the Company leases 77 aircraft (71 and 69 as of December 31, 2017 and 2016, respectively) and 10 spare engines under operating leases (8 and 11 as of December 31, 2017 and 2016, respectively) that have maximum terms through 2032. Rents are guaranteed by deposits in cash or letters of credit. The aircraft lease agreements contain certain covenants to which the Company is bound. The most significant covenants include the following:

(i)	Maintain the records, licenses and authorizations required by the competent aviation authorities and make the corresponding payments.
(ii)	Provide maintenance services to the equipment based on the approved maintenance program.
(iii)	Maintain insurance policies on the equipment for the amounts and risks stipulated in each agreement.
(iv)	Periodic submission of financial and operating information to the lessors.
(v)	Comply with the technical conditions relative to the return of aircraft.

As of December 31, 2018, 2017 and 2016, the Company was in compliance with the covenants under the above mentioned aircraft lease agreements.

Composition of the fleet and spare engines, operating leases*:

		At December	At December	At December
Aircraft Type	Model	31, 2018	31, 2017	31, 2016
A319	132	4	6	6
A319	133	4	6	9
A320	233	39	39	39
A320	232	4	4	4
A320NEO	271N	12	6	1
A321	231	10	10	10
A321NEO	271N	4	—	—
		77	71	69

		At December	At December	At December
Engine Type	Model	31, 2018	31, 2017	31, 2016
V2500	V2527M-A5	3	3	3
V2500	V2527E-A5	3	3	4
V2500	V2527-A5	2	2	4
PW1100	PW1127G-JM	2	—	—
		10	8	11

* Certain of the Company’s aircraft and engine lease agreements include an option to extend the lease term period. Terms and conditions are subject to market conditions at the time of renewal.

During the year ended December 31, 2018, the Company incorporated ten new aircraft to its fleet (three of them based on the terms of the Airbus purchase agreement and seven from a lessor´s order book). These new aircraft lease agreements were accounted as operating leases. Also, the Company extended the lease term of two aircraft (effective from 2019) and two spare engines (effective from February and April 2018), and returned four aircraft to their respective lessors.

During the year ended December 31, 2018, the Company also incorporated two NEO spare engines to its fleet based on the terms of the Pratt and Whitney purchase agreement (FMP). These two engines incorporated were subject to sale and leaseback transactions and their respective lease agreements were accounted as operating leases.

During the year ended December 31, 2017, the Company incorporated five aircraft to its fleet (one of them based on the terms of the Airbus purchase agreement and four from a lessor´s order book). These new aircraft lease agreements were accounted for as operating leases. Also, the Company returned three aircraft to their respective lessors. All the aircraft incorporated through the lessor´s aircraft order book were not subject to sale and leaseback transactions.

Additionally, during 2017 the Company extended the lease term of three aircraft (effective from 2018) and two spare engines (effective from July 2017 and September 2017, respectively). Such leases were accounted for as operating leases and were not subject to sale and leaseback transactions.

During the year ended December 31, 2016, the Company incorporated 17 aircraft to its fleet (eight of them based on the terms of the Airbus purchase agreement and 9 from a lessor’s aircraft order book). These new aircraft lease agreements were accounted for as operating leases. Also, the Company returned four aircraft to their respective lessors. All the aircraft incorporated through the lessor’s aircraft order book were not subject to sale and leaseback transactions.

Additionally, during 2016 the Company extended the lease term of two aircraft effective from 2016 and entered into certain agreements with different lessors to lease five spare engines which were received during the same period. Such leases were accounted for as operating leases and were not subject to sale and leaseback transactions. During 2016, the Company purchased two spare engines, which were accounted as part of the property, plant and equipment (See Note 12).

As of December 31, 2018, 2017 and 2016, all of the Company’s aircraft and spare engines lease agreements were accounted for as operating leases.

Provided below is an analysis of future minimum aircraft and engine lease payments in U.S. dollars and its equivalent in Mexican pesos:

	Aircraft operating leases				Engine operating leases
			in Mexican				in Mexican
	in U.S. dollars		pesos(1)		in U.S. dollars		pesos(1)
2019	US$	301,632	Ps.	5,936,992	US$	7,314	Ps.	143,961
2020		296,205		5,830,173		6,694		131,757
2021		288,462		5,677,769		6,537		128,667
2022		275,451		5,421,674		6,064		119,357
2023		238,970		4,703,623		5,066		99,714
2024 and thereafter		897,251		17,660,502		5,121		100,796
Total	US$	2,297,971	Ps.	45,230,733	US$	36,796	Ps.	724,252

(1)  Using the exchange rate as of December 31, 2018 of Ps. 19.6829

Such amounts are determined based on the stipulated rent contained within the agreements without considering renewals and using the prevailing exchange rate and interest rates at December 31, 2018.

b)  Rental of land and buildings. The Company has entered into land and property lease agreements with third parties for the premises where it provides its services and where its offices are located. These leases are recognized as operating leases.

Provided below is an analysis of future minimum land and building lease payments denominated in U.S. dollars or Mexican pesos as established in the respective lease agreements:

	Operating
	leases		Equivalent in		Operating leases
	denominated in		Mexican		denominated in
	U.S. dollars		pesos*		Mexican pesos
2019	US$	9,754	Ps.	191,989	Ps.	131,166
2020		6,017		118,428		88,237
2021		3,111		61,243		16,114
2022		1,763		34,691		13,302
2023		721		14,201		10,108
2024 and thereafter		3,534		69,553		33,459
Total	US$	24,900	Ps.	490,105	Ps.	292,386

*Convenience translation to U.S. dollars (Ps. 19.6829)

c)  Rental expense charged to results of operations is as follows:

	2018		2017		2016
Aircraft and engine (Note 1p)	Ps.	6,314,930	Ps.	6,072,502	Ps.	5,590,058
Real estate:
Airports facilities		56,288		44,251		40,591
Offices, maintenance warehouse and hangar (Note 20)		36,483		30,544		33,517
Total rental expenses on real estate		92,771		74,795		74,108
Total cost of operating leases	Ps.	6,407,701	Ps.	6,147,297	Ps.	5,664,166

During the years ended December 31, 2018, 2017 and 2016 the Company entered into aircraft and spare engines sale and leaseback transactions, resulting in a gain of Ps.609,168, Ps.65,886 and Ps.484,827, respectively, that was recorded under the caption other income in the consolidated statement of operations (Note 20).

During the year ended December 31, 2011, the Company entered into aircraft and spare engines sale and leaseback transactions, which resulted in a loss of Ps.30,706. This loss was deferred in the consolidated statements of financial position and is being amortized over the contractual lease term. As of December 31, 2018, 2017 and 2016, the current portion of the loss on sale amounts to Ps.3,047 each year, which is recorded in the caption of prepaid expenses and other current assets (Note 10), and the non-current portion amounts to Ps.8,366, Ps.11,413 and Ps.14,460, respectively, which is recorded in the caption of other assets in the consolidated statements of financial position.

For each of the years ended December 31, 2018, 2017 and 2016, the Company amortized a loss of Ps.3,047, as additional aircraft rental expense.